INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred taxes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		R$ 3,857,462	R$ 3,241,495
Income statement		170,413	454,380
Comprehensive income		(54,654)	149,400
Balance at ending		3,911,901	3,857,462
Deferred tax assets		9,593,230	8,947,536	R$ 9,177,084
Deferred tax liabilities		(13,505,131)	(12,804,998)	(12,418,579)
Deferred tax (Liabilities), net		(4,226,185)	(4,015,677)
Deferred tax assets of subsidiaries		314,284	158,215	177,245
Deferred tax (Liabilities), without considering the subsidiary's deferred tax assets		4,226,185	4,015,677	R$ 3,418,740
Unrecognized deferred tax assets related to IR on tax losses and CS on negative basis on the accounting books		95,922	12,602
IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(12,187)
Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(3,535)
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(61,199)
Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(3,656)
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	[1]	(1,720,781)	(2,097,731)
Income statement	[1]	362,749	376,950
Comprehensive income	[1]	0	0
Balance at ending	[1]	(1,437,726)	(1,720,781)
Income and social contribution taxes on tax losses | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs	[1]	0
Income and social contribution taxes on tax losses | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs	[1]	0
Income and social contribution taxes on tax losses | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs	[1]	(79,694)
Income and social contribution taxes on tax losses | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs	[1]	0
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	[2]	5,578,243	5,339,226
Income statement	[2]	(192,336)	77,430
Comprehensive income	[2]	(54,654)	149,400
Balance at ending	[2]	5,349,627	5,578,243
Income and social contribution taxes on temporary differences | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs	[2]	(12,187)
Income and social contribution taxes on temporary differences | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs	[2]	(3,535)
Income and social contribution taxes on temporary differences | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs	[2]	(18,495)
Income and social contribution taxes on temporary differences | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs	[2]	(3,656)
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(2,088,350)	(2,390,268)
Income statement		(49,643)	321,522
Comprehensive income		0	0
Balance at ending		(2,147,532)	(2,088,350)
Provisions for legal, labor, tax civil and regulatory contingencies | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(19,604)
Provisions for legal, labor, tax civil and regulatory contingencies | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(837)
Provisions for legal, labor, tax civil and regulatory contingencies | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(8,702)
Provisions for legal, labor, tax civil and regulatory contingencies | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(2,361,206)	(1,895,643)
Income statement		(606,736)	(465,563)
Comprehensive income		0	0
Balance at ending		(2,970,765)	(2,361,206)
Trade accounts payable and other provisions | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Trade accounts payable and other provisions | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Trade accounts payable and other provisions | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(2,454)
Trade accounts payable and other provisions | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(369)
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		144,199	178,158
Income statement		(14,105)	(33,959)
Comprehensive income		0	0
Balance at ending		130,094	144,199
Customer portfolio and trademarks | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Customer portfolio and trademarks | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Customer portfolio and trademarks | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Customer portfolio and trademarks | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(619,881)	(622,046)
Income statement		(76,303)	623
Comprehensive income		0	0
Balance at ending		(696,480)	(619,881)
Estimated losses on impairment of accounts receivable | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(1,542)
Estimated losses on impairment of accounts receivable | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Estimated losses on impairment of accounts receivable | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(296)
Estimated losses on impairment of accounts receivable | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(114,779)	(109,985)
Income statement		1,466	(4,794)
Comprehensive income		0	0
Balance at ending		(113,313)	(114,779)
Estimated losses from modems and other P&E items | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Estimated losses from modems and other P&E items | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Estimated losses from modems and other P&E items | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Estimated losses from modems and other P&E items | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(245,299)	(364,335)
Income statement		64,296	(30,067)
Comprehensive income		(30,138)	149,103
Balance at ending		(211,141)	(245,299)
Pension plans and other post-employment benefits | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Pension plans and other post-employment benefits | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Pension plans and other post-employment benefits | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Pension plans and other post-employment benefits | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(209,830)	(223,420)
Income statement		(10,237)	13,590
Comprehensive income		0	0
Balance at ending		(226,766)	(209,830)
Profit sharing | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Profit sharing | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Profit sharing | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(4,477)
Profit sharing | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(2,222)
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		2,208,640	2,366,402
Income statement		(157,760)	(157,762)
Comprehensive income		0	0
Balance at ending		2,050,880	2,208,640
Licenses | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Licenses | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Licenses | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Licenses | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava)
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		7,678,224	7,443,807
Income statement		211,661	234,417
Comprehensive income		0	0
Balance at ending		7,906,741	7,678,224
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava) | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava) | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava) | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(16,856)
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava) | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Property, plant and equipment of small value
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		1,247,038	1,190,678
Income statement		(12,475)	56,360
Comprehensive income		0	0
Balance at ending		1,234,563	1,247,038
Property, plant and equipment of small value | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Property, plant and equipment of small value | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Property, plant and equipment of small value | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Property, plant and equipment of small value | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		5,718	7,158
Income statement		(1,422)	(1,440)
Comprehensive income		0	0
Balance at ending		4,296	5,718
Technological Innovation Law | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Technological Innovation Law | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Technological Innovation Law | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Technological Innovation Law | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		0
Other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(66,231)	(241,280)
Income statement		458,922	144,503
Comprehensive income		(24,516)	297
Balance at ending		389,050	R$ (66,231)
Other temporary differences | IPNET Cloud Services and Systems Development Ltda.
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(30,249)
Other temporary differences | Samauma
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(4,372)
Other temporary differences | FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		(17,568)
Other temporary differences | Telefonica Cibersegurana e Tecnologia Do Brasil
DEFERRED TAXES AND TAXES RECOVERABLE
Transaction costs		R$ (1,065)

[1]	Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
[2]	Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.